Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices
From time to time, the Company has granted stock options to certain senior-level employees, including NEOs. The Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual employee option grants, if any, in the first quarter of each year, which annual grants are typically approved at a regularly scheduled meeting of the HCCC.
Non-employee directors do not receive options. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
The HCCC does not grant equity awards in anticipation of the release of material nonpublic information, nor does it take material nonpublic information into account when determining the timing and terms of equity awards. Unity has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for 2025.

Award Timing Method	From time to time, the Company has granted stock options to certain senior-level employees, including NEOs. The Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual employee option grants, if any, in the first quarter of each year, which annual grants are typically approved at a regularly scheduled meeting of the HCCC.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Non-employee directors do not receive options. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
The HCCC does not grant equity awards in anticipation of the release of material nonpublic information, nor does it take material nonpublic information into account when determining the timing and terms of equity awards. Unity has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for 2025.

MNPI Disclosure Timed for Compensation Value	false